Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or Loss [abstract]
Revenues	€ 6,357		€ 42,394
Cost of sales	(348,153)		(568,674)
Gross profit	(341,796)		(526,280)
Sales and marketing expenses	(1,828,628)	(276,051)	(3,288,167)	(276,051)
Research and development expenses	(10,016,870)	(10,919,595)	(17,318,680)	(25,651,503)
General and administrative expenses	(3,226,098)	(3,540,805)	(6,805,249)	(7,149,359)
Other income	16,730	4,882,908	53,023	12,629,096
Other expenses		(2,624)		(3,190)
Operating result	(15,396,663)	(9,856,168)	(27,885,353)	(20,451,007)
Finance income	848,243	1,087,011	1,754,148	1,543,047
Finance expenses	(8,732)	(5,052)	(10,844)	(10,580)
Foreign exchange result	711,411	767,646	2,535,787	(369,664)
Other financial result		(195,567)	103,285	2,241
Income taxes
Income (loss) for the period	(13,845,741)	(8,202,130)	(23,502,977)	(19,285,963)
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign currency	28,374	(330)	2,836	(17,116)
Total comprehensive income (loss)	€ (13,817,367)	€ (8,202,460)	€ (23,500,141)	€ (19,303,079)
Share information (based on income (loss) for the period)
Weighted average number of shares outstanding (in Shares)	58,883,272	56,985,734	58,883,272	50,912,459
Income (loss) per share (basic) (in Euro per share)	€ (0.24)	€ (0.14)	€ (0.4)	€ (0.38)